Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	47 Months Ended	59 Months Ended	71 Months Ended
	Oct. 16, 2019	Sep. 30, 2020	Sep. 30, 2025	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000214946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Admiral Shares
Accumulated Value	$ 50,000	$ 49,682		$ 63,827	$ 51,095	$ 61,135	$ 77,749	$ 95,244
C000214947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Investor Shares
Accumulated Value	10,000	9,921		12,742	10,193	12,179	15,476	18,942
MSCI All Country World Index ex USA [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index ex USA
Accumulated Value	$ 10,000	$ 10,145		$ 12,571	$ 9,407	$ 11,325	$ 14,197	$ 16,531